MASSMUTUAL PREMIER FUNDS

Supplement dated June 11, 2007 to the

Prospectus dated March 1, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information found under Principal Investment Strategies and Risks for the Core Growth Fund:

The Fund’s Sub-Adviser, OFI Institutional, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although the Fund does not expect to have more than 35% of its net assets invested in foreign securities.

OFI Institutional looks for stocks of companies with growth potential, and seeks broad allocation among industries and sectors. Currently, OFI Institutional seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI Institutional may sell companies from the Fund that it believes no longer meet the above criteria.

The following information supplements the information found under OppenheimerFunds, Inc. and OFI Institutional Asset Management, Inc. in the section titled, About the Investment Adviser and Sub-Advisers:

Marc L. Baylin is the portfolio manager of the Core Growth Fund. Mr. Baylin will also assume responsibility as the lead portfolio manager of the Capital Appreciation Fund on July 2, 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-07-02

MASSMUTUAL PREMIER FUNDS

Supplement dated June 11, 2007 to the

Statement of Additional Information dated March 1, 2007

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.

The following information replaces similar information beginning on page 36 in the section titled Management of the Trust:

(1) Includes an annual retainer payable by the Trust to each Trustee who is not an officer or employee of MassMutual, Babson Capital, Baring, OFI or OFI Institutional of $20,000 and a per meeting attendance fee of $6000 per meeting attended in-person, or $1000 per meeting attended by telephone. Those Trustees who serve on a committee of the Trust are paid an additional fee of $1,000 per meeting attended, and committee chairpersons receive an additional annual retainer of $5000. Effective January 1, 2006, the Chairman receives an additional annual retainer of $40,000. Effective January 1, 2007, the annual retainer was changed to $30,000, and the per meeting attendance fee was changed to $6,000 per non-telephonic meeting attended in-person, or $3,000 per non-telephonic meeting attended by telephone, or $1000 per telephonic meeting attended. Effective January 1, 2007, the additional per meeting fee for those Trustees who serve on a committee of the Trust was changed to $700 per committee meeting attended.

The following information replaces similar information on page 44 in the section titled Investment Adviser and Sub-Advisers:

For the Strategic Income Fund, MassMutual will pay OFI Institutional a sub-advisory fee equal to an annual rate of .35% of the first $250 million of the average daily net assets of the Fund, .32% of the next $50 million, .30% of the next $50 million and .25% on any excess over $350 million. For the Capital Appreciation Fund, MassMutual will pay OFI a sub-advisory fee equal to an annual rate of .42% of the first $700 million of the average daily net assets of the Fund and .25% on any excess over $700 million. For the Global Fund, MassMutual will pay OFI a sub-advisory fee equal to an annual rate of .50% of the first $750 million of the average daily net assets of the Fund, .28% of the next $50 million and .25% on any excess over $800 million.

The following information replaces similar information on page 54 in the section titled Portfolio Transactions and Brokerage:

The following table discloses, for those Funds that had trades directed to a third party soft dollar broker during the fiscal year ended October 31, 2006, the dollar value of transactions placed by each such Fund with such soft dollar brokers and dealers during the fiscal year ended October 31, 2006 to recognize “brokerage and research” services, and commissions paid for such transactions:

	Dollar Value of Those Transactions	Amount of Commissions
Balanced Fund	$98,130,939	$32,014
Value Fund	834,303,588	688,538
Enhanced Index Value Fund	53,717,812	17,774
Enhanced Index Value Fund II	98,323,588	33,519
Enhanced Index Core Equity Fund	20,063,047	5,965
Main Street Fund	488,186,255	222,192
Capital Appreciation Fund	894,753,800	812,598
Core Growth Fund	100,001,636	76,464
Enhanced Index Growth Fund	26,211,806	8,622
Discovery Value Fund	43,598,693	36,108

	Dollar Value of Those Transactions	Amount of Commissions
Small Capitalization Value Fund	57,057,378	109,125
Main Street Small Cap Fund	11,339,184	2,785
Small Company Opportunities Fund	1,876,031,541	1,080,146
Global Fund	295,495,300	375,907
International Equity Fund	501,559,438	569,010
Focused International Fund	50,986	155

The following information replaces the information on page 72 in the section titled Appendix B—Proxy Voting Policies:

The following represents the proxy voting policies (the “Policies”) of the MassMutual Premier Funds (the “Fund”) with respect to the voting of proxies on behalf of each series of the Fund (the “Series”). It is the general policy of the Fund, and Massachusetts Mutual Life Insurance Company (“MassMutual”) as investment manager to the Series, to delegate (with the exception of any “Funds of Funds”) voting responsibilities and duties with respect to all proxies to the investment sub-advisers (the “Sub-Advisers”) of the Series.

I. GENERAL PRINCIPLES

In voting proxies, the Sub-Advisers shall be guided by general fiduciary principles and their respective written proxy voting policies. The Sub-Advisers shall act prudently and solely in the best interest of the beneficial owners of the accounts they respectively manage, and for the exclusive purpose of providing benefit to such persons.

II. SUB-ADVISERS

1. The Sub-Advisers shall each have the duty to provide a copy of their written proxy voting policies to MassMutual and the Fund annually. The Sub-Advisers’ written proxy voting policies shall maintain procedures that address potential conflicts of interest.

2. The Sub-Advisers shall each maintain a record of all proxy votes exercised on behalf of each series of the Fund for which they act as investment sub-adviser and shall furnish such records to MassMutual and the Fund annually.

3. The Sub-Advisers shall report proxy votes that deviated from their normal proxy voting policies and any exceptions to their proxy voting policies to MassMutual quarterly.

4. The Sub-Advisers shall provide the Fund and MassMutual with all such information and documents relating to the Sub-Adviser’s proxy voting in a timely manner, as shall be necessary for the Fund and MassMutual to comply with applicable laws and regulations.

III. THE FUND AND MASSMUTUAL

1. The Chief Compliance Officer of the Fund shall annually update the Trustees after a review of the Sub-Advisers’ proxy voting policies and actual voting records.

2. The Trustees of the Fund shall not vote proxies on behalf of the Fund or the Series.

3. MassMutual shall not vote proxies on behalf of the Fund or the Series, except that MassMutual shall vote proxies on behalf of any Funds of Funds for which it serves as investment adviser.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission’s website at http://www.sec.gov.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-07-01